Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 97.2%
Brazil 59.9%
Ambev SA	1,776,400	5,582,301
Ambev SA (ADR)	1,170,300	3,651,336
B3 SA - Brasil Bolsa Balcao	6,093,112	19,199,021
Banco Bradesco SA (ADR)	351,500	1,240,795
Banco Bradesco SA (Preferred)	3,075,537	10,835,516
Banco BTG Pactual SA (Units)	475,316	3,418,556
Banco do Brasil SA	1,818,500	18,532,068
CCR SA	2,196,843	6,174,157
Centrais Eletricas Brasileiras SA	927,800	7,583,287
Centrais Eletricas Brasileiras SA "B" (Preferred)	175,531	1,619,544
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	391,035	4,804,469
Embraer SA*	613,900	2,403,022
Embraer SA (ADR)*	74,600	1,166,744
Energisa SA (Units)	663,924	7,046,756
Equatorial Energia SA	470,100	3,334,317
Gerdau SA (ADR)	1,115,780	6,862,047
Gerdau SA (Preferred)	1,227,360	7,591,917
Hapvida Participacoes e Investimentos SA 144A*	7,073,366	7,179,943
Hypera SA	374,355	3,424,710
Itaú Unibanco Holding SA (Preferred)	1,384,800	8,387,136
Localiza Rent a Car SA	568,802	8,085,348
Lojas Renner SA	1,219,406	4,835,075
Multiplan Empreendimentos Imobiliarios SA	890,671	4,974,385
Oncoclinicas Do Brasil Servicos Medicos SA*	1,653,400	4,209,767
Petroleo Brasileiro SA	114,500	842,875
Petroleo Brasileiro SA (ADR)	689,500	10,121,860
Petroleo Brasileiro SA (Preferred)	1,513,960	9,960,200
Petroleo Brasileiro SA (Preferred) (ADR)	428,500	5,656,200
PRIO SA*	812,348	7,837,022
Rumo SA	1,864,737	9,164,470
Suzano SA	749,700	7,621,058
Suzano SA (ADR)	19,400	197,104
Telefonica Brasil SA	363,903	3,240,593
Telefonica Brasil SA (ADR)	20,700	185,886
TIM SA	1,504,500	4,562,417
TIM SA (ADR) (a)	11,900	179,690
TOTVS SA	1,462,831	9,147,431
Vale SA	990,507	14,486,590
Vale SA "B" (ADR)	262,300	3,837,449
WEG SA	475,200	4,011,628
(Cost $196,306,044)		243,194,690
Chile 3.4%
Cencosud SA	4,050,741	8,705,560
Parque Arauco SA	3,138,050	5,030,935
(Cost $9,948,874)		13,736,495

Mexico 30.8%
Alsea SAB de CV*	428,131	1,490,085
America Movil SAB de CV (ADR)	205,872	4,306,842
America Movil SAB de CV "B"	1,274,200	1,336,217
Arca Continental SAB de CV	169,489	1,700,558
Cemex SAB de CV (ADR)*	1,139,412	8,682,320
Cemex SAB de CV (Units)*	592,532	451,520
Coca-Cola Femsa SAB de CV (ADR)	22,829	1,924,941
Fibra Uno Administracion SA de CV	1,995,407	2,999,367
Fomento Economico Mexicano SAB de CV (ADR)	111,322	12,607,217
Fomento Economico Mexicano SAB de CV (Units)	969,400	10,983,253
GCC SAB de CV	434,091	4,201,441
Gentera SAB de CV	3,241,400	4,216,046
Gruma SAB de CV "B"	391,052	6,984,990
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	10,294	932,636
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	763	145,245
Grupo Aeroportuario del Pacifico SAB de CV "B"	303,641	5,777,248
Grupo Aeroportuario del Sureste SAB de CV (ADR)	6,684	1,891,505
Grupo Aeroportuario del Sureste SAB de CV "B"	81,784	2,320,331
Grupo Financiero Banorte SAB de CV "O"	2,096,630	19,880,735
Grupo Mexico SAB de CV "B"	919,462	4,783,179
Grupo Televisa SAB (ADR)	97,871	519,695
Kimberly-Clark de Mexico SAB de CV "A"	4,487,191	10,582,214
Regional SAB de CV	681,420	5,283,294
TF Administradora Industrial S de Real de CV	718,267	1,460,555
Wal-Mart de Mexico SAB de CV	2,340,370	9,748,630
(Cost $91,596,733)		125,210,064
Peru 2.3%
Credicorp Ltd. (Cost $6,289,085)	58,746	9,226,059
Uruguay 0.8%
Globant SA* (Cost $3,039,534)	17,500	3,057,775
Total Equity Securities (Cost $307,180,270)		394,425,083

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (b) (c) (Cost $185,850)	185,850	185,850

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $307,366,120)	97.2	394,610,933
Other Assets and Liabilities, Net	2.8	11,359,675
Net Assets	100.0	405,970,608
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (b) (c)
215	185,635 (d)	—	—	—	31,962	—	185,850	185,850

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $178,180, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At July 31, 2023 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral)
Financials	100,219,226	25%
Consumer Staples	72,471,000	18%
Materials	58,714,625	15%
Industrials	42,072,334	11%
Energy	34,418,157	9%
Utilities	24,388,373	6%
Health Care	14,814,420	4%
Real Estate	14,465,242	4%
Communication Services	14,331,340	4%
Information Technology	12,205,206	3%
Consumer Discretionary	6,325,160	1%
Total	394,425,083	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$394,425,083	$—	$—	$394,425,083
Short-Term Investments	185,850	—	—	185,850
Total	$394,610,933	$—	$—	$394,610,933

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLAEF-PH3
R-080548-2 (1/25)